Income Taxes - Components of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 81,055	$ 11,416	¥ 53,944	¥ 78,010
Deferred income tax expense/(benefit)	(1,008)	(142)	30,056	18,535
Income tax expense	¥ 80,047	$ 11,274	¥ 84,000	¥ 96,545